Related Party Transactions (Narrative) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Feb. 05, 2025 CAD ($)	Feb. 05, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Interest expense on related party loans			$ 288,368	$ 247,414
Koko Financial Services Inc [Member] | Events after reporting period [Member]
Disclosure of transactions between related parties [line items]
Loan received							$ 150,000
FWP Acquisition Corp [Member] | Events after reporting period [Member]
Disclosure of transactions between related parties [line items]
Loan received						$ 500,000
Brendan Riley [Member] | Events after reporting period [Member]
Disclosure of transactions between related parties [line items]
Loan received							$ 100,000
Officers, directors, and companies controlled by officers and directors, and shareholders [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities								$ 314,959		$ 105,676
Companies beneficially owned by Chairman and CEO [Member]
Disclosure of transactions between related parties [line items]
Loans outstanding	$ 4,820,000							$ 250,000	$ 3,670,000	$ 0
Total loans received from companies owned by CEO and Chairman	$ 1,150,000	$ 250,000
Interest rate per annum	12.00%							12.00%
FWP Holdings LLC [Member]
Disclosure of transactions between related parties [line items]
Loans outstanding	$ 3,670,000
Total loans received from companies owned by CEO and Chairman		$ 1,080,185
Other non-cash gain					$ 306,288
Director, CEO and Chairman [Member]
Disclosure of transactions between related parties [line items]
Personal guarantee amount to support operating line of credit								$ 2,510,000
Joint guarantee amount to support operating line of credit								$ 5,020,000